Accounts receivable (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Accounts receivable	2,352,014	3,347,284	48,399
Less: Allowance for doubtful accounts	(128,559)	(40,208)	(581)
Total	2,223,455	3,307,076	47,818

Summary of Activity for Allowance for Doubtful Accounts Receivable

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Balance at the beginning of the year	44,478	128,559	1,859
Provision for doubtful accounts	84,081	40,208	581
Provision written off	—	(128,559)	(1,859)
Balance at the end of the year	128,559	40,208	581